Summary of significant accounting policies (Details Narrative)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2026 SGD ($) Segment	Jun. 30, 2025 SGD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2026 SGD ($)
Product Information [Line Items]
Net loss	$ 389,271	$ 503,784	$ 1,844,602
Current liabilities exceeded current assets	2,683,385				$ 3,472,738
Accumulated deficit	18,892,504			$ 23,946,201	24,449,985
Intangible assets written off	$ 41,707	53,976
Impairment of long-lived assets		$ 0		$ 0
Number of reportable segment | Segment	1	1
Insured amount					$ 100,000
Exchange rate from S$ into US$	0.7727				0.7727
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage	36.40%	36.40%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage	31.80%	31.80%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk percentage	27.30%	27.30%
Depositor [Member]
Product Information [Line Items]
Insured amount					$ 250,000